UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 26, 2019 to October 28, 2019

Commission File Number of issuing entity: 333-224484

Central Index Key Number of issuing entity: 0001108348

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)

(Exact name of issuing entity as specified in its charter)

DELAWARE	NOT APPLICABLE
(State or other jurisdiction of incorporation or organization of issuing entity)	(I.R.S. Employer Identification No. of issuing entity)

Commission File Number of issuing entity: 333-224484-02

Central Index Key Number of issuing entity: 0000921864

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)

(Exact name of issuing entity as specified in its charter)

NEW YORK	NOT APPLICABLE
(State or other jurisdiction of incorporation or organization of issuing entity)	(I.R.S. Employer Identification No. of issuing entity)

Commission File Number of sponsor and depositor: 333-224484-01

Central Index Key Number of sponsor (if applicable): 0001522616

CITIBANK, N.A.

(Exact name of sponsor and depositor as specified in its charter)

Christopher R. Becker, Esq., Associate General Counsel—Capital Markets

and Corporate Reporting, (212)-657-5090

(Name and telephone number, including area code, of the person to contact in connection with this filing.)

13-5266470

(I.R.S. Employer Identification No.)

c/o CITIBANK, N.A. 388 Greenwich Street New York, New York	10013
(Address of principal executive offices of issuing entities)	(Zip Code)

(212) 559-1000

(Telephone number, including area code)

NOT APPLICABLE

(Former name, former address, if changed since last report)

	Registered / reporting pursuant to			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Citiseries, Class A notes			☒
Citiseries, Class B notes			☒
Citiseries, Class C notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

This amendment relates to the Form 10-D filed with the Securities and Exchange Commission on November 15, 2019, for the monthly distribution period from September 26, 2019 to October 28, 2019. This Form 10-D/A corrects typographical errors in the electronic version of the Monthly Report filed as Exhibit 99 under Item 9 of that Form 10-D. While the complete text of the corrected electronic version of the Monthly Report is attached hereto, the only corrections made were in section “C2. Information Regarding the Sellers’ Participation Amount, Seller’s Interest and Regulation RR sellers’ interest in Securities percentage.” The “Sellers’ Participation Amount on the last day of the prior Due Period” was changed from $2,629,509,788 to $12,629,509,788 and the “Sellers’ Participation Amount on the last day of the Due Period” was changed from $2,470,064,562 to $12,470,064,562.

This Form 10-D/A does not update any other disclosures to reflect developments since the original date of filing. Unaffected items have not been repeated in this amendment, and no other changes have been made.

PART II—OTHER INFORMATION

Item 9. Exhibits

Exhibit No.	Description
99	Monthly Report for the Due Period ending October 28, 2019 and the related Payment Dates for the Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK, N.A., as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I

Date: November 27, 2019	By:	/s/ Bobbi Schoolmeester
Bobbi Schoolmeester
Vice President